Related Parties Transactions (Details 3) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Total	$ 7,594,784	$ 7,745,096
Lion Arts Promotion Inc. [Member]
Total	64,964	65,495
LionGene Corporation [Member]
Total	430,940	458,348
BioFirst Corporation [Member]
Total	6,248,105	6,428,643
AsianGene Corporation [Member]
Total	160,000	160,000
YuanGene Corporation [Member]
Total	92,690	92,960
The Jiangs [Member]
Total	$ 598,085	$ 539,920